Investments accounted for using the equity method	12 Months Ended
Dec. 31, 2024
Interests In Other Entities [Abstract]
Investments accounted for using the equity method	Investments accounted for using the equity method
Investments accounted for using the equity method comprise associates and joint ventures (see Note B.1.), and are set forth below.

(€ million)	% interest	2024	2023	2022
EUROAPI(a)	29.6	82	162	392
Infraserv GmbH & Co. Höchst KG(b)	31.2	102	90	97
MSP Vaccine Company(c)	50.0	81	96	104
Other investments	—	51	76	84
Total		316	424	677
(a) The investment in EUROAPI includes an impairment loss determined by reference to the quoted market price (€2.88 as of December 31, 2024, and €5.73 as of December 31, 2023).
(b)Joint venture.
(c)Joint venture. MSP Vaccine Company owns 100% of MCM Vaccine BV.
The table below shows Sanofi’s overall share of (i) profit or loss and (ii) other comprehensive income from investments accounted for using the equity method, showing the split between associates and joint ventures in accordance with IFRS 12 (the amounts for each individual associate or joint venture are not material):

	2024		2023		2022
(€ million)	Joint ventures	Associates	Joint ventures	Associates	Joint ventures	Associates
Share of profit/(loss) from investments accounted for using the equity method(a)	134	(74)	101	(237)	73	(18)
Share of other comprehensive income from investments accounted for using the equity method	3	(5)	(7)	7	(3)	(1)
Total	137	(79)	94	(230)	70	(19)
(a)The investment in EUROAPI includes an impairment loss determined by reference to the quoted market price (€2.88 as of December 31, 2024, and €5.73 as of December 31, 2023).
The financial statements include arm’s length transactions between Sanofi and some equity-accounted investments that are classified as related parties. The principal transactions and balances with related parties are summarized below:

(€ million)	2024	2023	2022(a)
Sales(d)	103	157	131
Royalties and other income(d)	71	14	21
Accounts receivable and other receivables(b)	184	249	330
Other assets(c)	189	—	—
Purchases and other expenses (including research expenses)(d)	600	573	472
Accounts payable and other liabilities	160	190	258
(a)In 2022, these items include Sanofi's transactions with EUROAPI from May 10, 2022 (see Note D.1.).
(b)Includes loans to joint ventures and associates.
(c)In October 2024, Sanofi raised its investment in EUROAPI by €200 million in the form of a perpetual subordinated hybrid bond. The fair value of this investment as of December 31, 2024 is €189 million.
(d)Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued
operation.
There were no funding commitments to associates and joint ventures as of December 31, 2024, December 31, 2023 or
December 31, 2022.
For off balance sheet commitments of an operational nature involving joint ventures, see Note D.21.1.